Shareholder Report, Line Graph (Details) 191887_Amplify Samsung SOFR ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Nov. 14, 2023	Sep. 30, 2025
Amplify Samsung SOFR ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Amplify Samsung SOFR ETF NAV
Accumulated Value	$ 10,473	$ 10,000	$ 10,937
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,978	10,000	$ 11,295
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index
Accumulated Value	$ 10,485	$ 10,000	$ 10,965